Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 231,777	$ 309,571
Bank deposits	532,042	541,967
Restricted deposits	60	60
Trade receivables	12,150	12,710
Other receivables	5,134	11,290
Inventory	19,289	18,390
Total current assets	800,452	893,988
Restricted deposits	875	881
Investment in securities	81,342	138,446
Property plant and equipment, net	15,969	16,716
Right-of-use assets	10,104	12,072
Intangible assets	2,235	2,235
Total non-current assets	110,525	170,350
Total assets	910,977	1,064,338
Liabilities
Trade payables	2,935	4,696
Other payables	20,374	25,265
Current portion of lease liability	3,558	4,473
Current portion of bank loan	139	38
Total current liabilities	27,006	34,472
Liability in respect of government grants	2,019	1,895
Employee benefits	3,698	2,773
Long term Lease liability	7,652	8,742
Deferred tax liabilities		75
Loan from banks	347	595
Total non-current liabilities	13,716	14,080
Total liabilities	40,722	48,552
Equity
Non-controlling interests	618	1,011
Share capital	405,690	400,700
Share premium and capital reserves	1,301,022	1,299,542
Treasury shares	(167,651)	(97,896)
Foreign currency translation reserve	1,252	2,929
Remeasurement of net defined benefit liability (IAS 19)	(726)	707
Accumulated loss	(669,950)	(591,207)
Equity attributable to owners of the Company	869,637	1,014,775
Total equity	870,255	1,015,786
Total liabilities and equity	$ 910,977	$ 1,064,338